LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY	12 Months Ended
Dec. 31, 2022
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY

21)  LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY

a)  Accounting policy

These are financial liabilities measured initially and recognized by fair value, net of costs incurred to obtain them and subsequently measured by amortized cost (plus pro-rata charges and interest), considering the effective interest rate of each operation, or by fair value through profit or loss.

Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires more than 18 months to be completed for use or sale purposes are capitalized as part of the cost of the corresponding asset. The Company did not capitalize borrowing and financing costs and debentures due to the absence of qualifying assets.

Leases

On the lease start date, the Company and its subsidiaries recognize lease liabilities measured at the present value of lease payments to be made during the lease term. Lease payments substantially include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or rate, and amounts expected to be paid under residual value guarantees. Lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and its subsidiaries and payments of fines for termination of the lease, for termination of the lease agreement.

When calculating the present value of lease payments, the Company and its subsidiaries use its incremental borrowing rate on the start date because the interest rate implicit in the lease is not easily determinable. After the commencement date, the amount of the lease liability is increased to reflect accrued interest and reduced for lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (for example, changes in future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the valuation of an option to call the underlying asset.

The present value of lease agreements is measured by discounting future fixed payment flows, which do not include projected inflation, at market interest rates, estimated using the Company’s intrinsic risk spread.

The discount yield curves used are constructed based on observable data. Market interest rates were extracted from B3, and the Company’s risk spread is estimated from debt securities issued by companies with comparable risk. The final discount curve reflects the Company’s incremental loan interest rate.

b) Critical estimates and judgments

Determining the lease term of contracts that have renewal or termination option clauses. The Company and its subsidiaries determine the lease term as the non-cancellable contractual term, together with the periods included in a possible renewal option to the extent that such renewal is assessed as reasonably certain and with periods covered by an option to terminate the contract at to the extent that it is also assessed as reasonably certain. The Company and its subsidiaries have several lease agreements that include renewal and termination options.

The Company and its subsidiaries apply judgment when assessing whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. In this assessment, it considers all relevant factors that create an economic incentive to exercise renewal or termination. After the initial measurement, the Company and its subsidiaries reassess the lease term if there is a significant event or change in circumstances that is within their control and will affect their ability to exercise or not exercise the option to renew or terminate (for example, carrying out significant improvements or customizations to the leased asset).

The Company and its subsidiaries are not able to readily determine the interest rate implicit in the lease. Accordingly, this assessment requires Management to consider estimates when observable rates are not available or when they need to be adjusted to reflect the terms and conditions of a lease. The Company and its subsidiaries estimate the incremental rate using observable data (such as market interest rates), when available, and considers in this estimate aspects that are specific to the Company and its subsidiaries.

c) Breakdown

	12.31.22			12.31.21
	Current	Non-current	Total	Current	Non-current	Total
Financial institution (c.1)	1,073,090	—	1,073,090	50	4	54
PSI	3	—	3	50	4	54
Law No. 4,131	1,073,087	—	1,073,087	—	—	—
Suppliers (c.2)	—	—	—	224,556	—	224,556

Debentures (c.3)	236,833	3,500,000	3,736,833	1,028,463	—	1,028,463
5th issue	—	—	—	1,028,463	—	1,028,463
7th issue	236,833	3,500,000	3,736,833	—	—	—

Leases (c.4)	3,503,167	8,529,436	12,032,603	2,907,481	8,322,618	11,230,099

5G Licences (c.5)	652,301	1,191,670	1,843,971	2,746,342	1,704,464	4,450,806

Liabilities for the acquisition of a company (c.6)	554,554	60,745	615,299	—	—	—

Total	6,019,945	13,281,851	19,301,796	6,906,892	10,027,086	16,933,978

All liabilities shown in the table above were contracted in local currency (R$), except for the loan from Citibank, contracted in foreign currency (US dollar).

c.1) Loans and financing – Financial Institutions

On April 8, 2022, a foreign currency denominated loan was obtained from Citibank (US dollar), through Law No. 4.131, of US$ 213,413 thousand, equivalent to R$1,000,000, maturing on September 28, 2023, remunerated at 3.1546% p.a. Interest will be paid semi-annually and principal will be paid at the end of the transaction. On April 8, 2022, a swap agreement was signed, exchanging the debt remuneration for CDI + 0.70% p.a.

c.2) Financing – Suppliers

Through bilateral agreements with suppliers, the Company obtained extension of the terms for payment of trade accounts payable at a cost based on the fixed CDI rate for the corresponding periods, with the net cost equivalent to between 98.9% to 120.8% in December 31, 2021. In 2022, the Company settled all balances of the agreements.

c.3) Debentures

The 5th issues

The 5th issue was settled on February 8, 2022, maturity date. The total settlement amount was R$1,039,012, of which R$1,000,000 is principal and R$ 39,012 is interest.

The 7th issues

On July 14, 2022, the Company completed the placement of the 7th issue of simple, non-convertible debentures, of the unsecured type, in 2 series. A total of 3,500,000 debentures were issued with a nominal unit value of (R$1,000.00) (one thousand reais), with a total nominal value of R$3,500,000 and the settlement of the respective public offering will be concluded with restricted efforts.

●	The 1st series, in the nominal amount of R$1,500,000, bears interest at CDI + 1.12% p.a. Interest will be paid in semiannual installments as of January 12, 2023 and the principal will mature on July 12 of 2025.
●	The 2nd series, in the nominal amount of R$2,000,000, bears interest at CDI + 1.35% p.a. Interest will be paid in semiannual installments as of January 12, 2023 and the principal will mature on July 12 of 2027.

The debentures have a sustainability component (Debentures linked to Environmental, Social and Corporate Governance (“ESG”) performance, classifying them as “sustainability-linked”, under the terms of the International Capital Market Association in the Sustainability-Linked Bond Principles, June 2020 release.

c.4) Leases

The Company has agreements in which it is a lessee for: (i) lease of structures (towers and rooftops) arising from sale and leaseback transactions; (ii) lease of Built to Suit (“BTS”) sites to install antennas and other equipment and transmission facilities; (iii) lease of information technology equipment and (iv) lease of infrastructure and transmission facilities associated with the power transmission network, offices, stores and commercial properties. The net carrying amount of the assets has remains unchanged until their sale, and a liability is recognized corresponding to the present value of mandatory minimum installments as per the agreement. On December 31, 2022, the longest maturity of these contracts is March 2036.

The weighted annual interest rate on lease contracts on December 31, 2022, is 13.45%, with an average maturity of 5.51 years.

The balances of the lease payables are as follows:

	12.31.22	12.31.21
Nominal value payable	15,760,333	13,997,417
Unrealized financial expenses	(3,727,730)	(2,767,318)
Present value payable (1)	12,032,603	11,230,099

Current	3,503,167	2,907,481
Non-current	8,529,436	8,322,618
(1)	On December 31, 2022 and 2021, the present value of balances payable, included R$55,960 and R$70,845, respectively, referring to lease agreements with Telefónica Group companies (Note 29).

c.5) 5G licenses

On December 3, 2021, Term authorizations were signed with ANATEL from its auctions for the implementation of 5G technology, the Company having presented successful bids. These authorizations are valid for 20 years associated with authorizations for the provision of SMP, renewable successively, for consideration, under the terms of Law No. 9,472/1997 (Note 14.d).

These amounts are being updated by the reference rate of the Special System of Liquidation and Custody (“SELIC”), accumulated monthly and by the variation of the IGP-DI, as the case may be.

These Terms are guaranteed by insurance contracts.

c.6) Liabilities for the acquisition of a company

c.6.1) Acquisition of Garliava

The Company has some liabilities arising from in the Agreement (Note 2.d) entered into on January 28, 2021, between the Company and Oi, as follows:

Contractual retention

Retention of 10% of the acquisition price in the amount of R$488,458. This amount is being restated by the 100% CDI variation since the acquisition date and will remain withheld to guarantee possible compensation of amounts resulting from post-closing price adjustments and indemnification arising from remaining acts to be performed after the closing under the terms of the Contract. The balance on December 31, 2022 was R$522,297, which amount is deposited in court (note 10).

Contingent liabilities

Part of the transaction price is conditioned to the achievement of agreed objectives/goals. The Company evaluated and concluded that these and the target will be achieved. As a result, the fair value of the commitments is R$110,205, adjusted by the CDI rate from the date of acquisition to the date of effective payment to be fully repaid to Oi, which is expected to occur within 12 months. By December 31, 2022, with the fulfillment of the objectives/targets, the Company has already paid R$100,000. The balance on December 31, 2022 was R$15,000.

Termination costs

An adjustment for severance costs of R$8,333 was added to the acquisition price referring to costs incurred by Oi with the termination and rehiring of Oi employees by Garliava. These amounts will be fully refunded within 30 days from the date of notification to be sent by Oi. The balance on December 31, 2022 was R$8,333.

c.6.2) Acquisition of Vita IT by an indirect subsidiary

The amount of the total consideration transferred for the acquisition of Vita IT by TIS, the Company’s indirect subsidiary, was R$110,815. Of this amount, R$42,000 was paid in cash upon completion of the Transaction and R$69,669 will be paid pursuant to contractual clauses, restated by the IPCA, note 2.d).

d)  Repayment schedule

				Liabilities for
				the acquisition
				of a company -
Year	Debentures	Leases	5G Licenses	Vita IT	Total
2024	—	2,723,908	352,003	60,745	3,136,656
2025	1,500,000	1,830,887	52,531	—	3,383,418
2026	—	1,336,718	52,531	—	1,389,249
2027	2,000,000	931,904	52,531	—	2,984,435
2028 onwards	—	1,706,019	682,074	—	2,388,093
Total	3,500,000	8,529,436	1,191,670	60,745	13,281,851

e)  Changes

						Liabilities for the
						acquisition of a
						company -
	Loans and			Financing -		Garliava and Vita
	financing	Debentures	Leases	suppliers	5G Licenses	IT (Note 2.d)	Total
Balance on 12.31.20	112	2,044,576	10,818,778	375,700	—	—	13,239,166
Additions (1)	—	—	3,113,349	221,840	4,459,442	—	7,794,631
Financial charges (Note 28)	20	49,786	828,710	7,899	37,800	—	924,215
Issue costs	—	1,082	—	—	—	—	1,082
Write-offs (cancellation of contracts)	—	—	(270,164)	—	—	—	(270,164)
Write-offs (payments), principal	(74)	(1,028,312)	(2,455,690)	(370,635)	(46,436)	—	(3,901,147)
Write-offs (payments), financial charges	(4)	(38,669)	(804,884)	(10,248)	—	—	(853,805)
Balance on 12.31.21	54	1,028,463	11,230,099	224,556	4,450,806	—	16,933,978
Additions (1)	1,000,000	3,500,000	3,229,338	—	—	—	7,729,338
Exchange variation (Note 28)	108,310	—	—	—	—	—	108,310
Financial charges (Note 28)	(17,559)	247,381	1,292,376	5,816	282,784	39,488	1,850,286
Business combination - Garliava and Vita IT (Note 2.d)	—	—	589,024	—	—	675,811	1,264,835
Write-offs (cancellation of contracts)	—	—	(67,220)	—	—	—	(67,220)
Write-offs (payments), principal	(50)	(1,000,000)	(2,940,222)	(224,556)	(2,721,392)	(100,000)	(6,986,220)
Write-offs (payments), financial charges	(17,665)	(39,011)	(1,300,792)	(5,816)	(168,227)	—	(1,531,511)
Balance on 12.31.22	1,073,090	3,736,833	12,032,603	—	1,843,971	615,299	19,301,796

(1) The amounts of financing inflows (suppliers), leases and 5G licenses do not have the effect of inflowing resources (cash).